Consolidated Cash Flow Statements - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net profit/(loss) for the year	€ (481,447)	€ (583,194)	€ (383,577)
Reversal of finance income	(43,857)	(52,181)	(59,718)
Reversal of finance expenses	44,065	50,487	3,911
Reversal of gain and loss on disposal of property, plant and equipment	5	22	0
Reversal of income taxes (expenses)	7,303	5,377	(367)
Adjustments for non-cash items:
Non-cash consideration relating to revenue	(2,354)	(2,547)	(2,365)
Share of profit/(loss) of associate	18,395	17,697	(12,041)
Share-based payment	66,660	64,180	66,830
Depreciation	18,428	17,514	14,946
Impairment of property, plant and equipment	7,834
Amortization	483	444	445
Changes in working capital:
Inventories	(78,258)	(55,268)	(75,405)
Receivables	(32,773)	(11,531)	(6,659)
Prepayments	(11,413)	(6,409)	(11,238)
Contract liabilities (deferred income)	(7,080)	8,648	5,202
Trade payables, accrued expenses and other payables	3,551	45,943	39,186
Increase/(decrease) in provisions	26,187	6,145	1,193
Cash flows generated from/(used in) operations	(464,271)	(494,673)	(419,657)
Finance income received	17,048	8,271	3,697
Finance expenses paid	(15,672)	(9,294)	(1,841)
Income taxes received/(paid)	(4,466)	(3)	152
Cash flows from/(used in) operating activities	(467,361)	(495,699)	(417,649)
Investing activities
Investment in associate	0	0	(10,187)
Proceeds from disposal of property, plant and equipment	51	0	0
Acquisition of property, plant and equipment	(2,442)	(14,489)	(23,704)
Reimbursement for acquisition of property, plant and equipment	0	9,535	0
Development expenditures (software)	0	0	(530)
Purchase of marketable securities	0	(213,842)	(226,038)
Settlement of marketable securities	288,865	280,528	149,880
Cash flows from/(used in) investing activities	286,474	61,732	(110,579)
Financing activities
Payment of principal portion of lease liabilities	(10,438)	(6,356)	(6,429)
Net proceeds from borrowings	136,256	503,281	0
Proceeds from exercise of warrants	10,286	5,153	11,537
Net proceeds from follow-on public offerings	0	0	367,884
Acquisitions of treasury shares, net of transaction costs	0	(105,305)	(21,605)
Payment of withholding taxes under stock incentive programs	(1,812)	0	0
Cash flows from/(used in) financing activities	134,292	396,773	351,387
Increase/(decrease) in cash and cash equivalents	(46,595)	(37,194)	(176,841)
Cash and cash equivalents at January 1	444,767	446,267	584,517
Effect of exchange rate changes on balances held in foreign currencies	(6,008)	35,694	38,591
Bank deposits	392,164	427,810	441,736
Short-term marketable securities	0	16,957	4,531
Cash and cash equivalents at December 31	€ 392,164	€ 444,767	€ 446,267